UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05410

Voya Prime Rate Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

C T Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: November 30, 2017

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Prime Rate Trust

The schedules are not audited.

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 142.9%
	Aerospace & Defense: 2.0%
2,000,000	American Airlines, Inc. 2017 Incremental Term Loan, 3.250%, (US0003M + 2.000%), 12/14/23	$2,002,084	0.2
4,164,416	Avolon TLB Borrower 1 (Luxembourg) S.a.r.l. Term Loan B2, 3.533%, (US0003M + 2.750%), 04/03/22	4,169,634	0.5
1,517,375	Geo Group, Inc. (The) 2017 Term Loan B, 3.570%, (US0003M + 2.250%), 03/22/24	1,522,592	0.2
4,945,000	MacDonald, Dettwiler and Associates Ltd. Term Loan B, 4.100%, (US0003M + 2.750%), 10/04/24	4,972,375	0.6
2,324,751	TransDigm, Inc. 2016 Extended Term Loan F, 4.274%, (US0003M + 3.000%), 06/09/23	2,330,402	0.3
1,276,800	TransDigm, Inc. 2017 Term Loan G, 4.346%, (US0003M + 3.000%), 08/22/24	1,284,281	0.2
		16,281,368	2.0

	Auto Components: 0.4%
3,581,250	Broadstreet Partners, Inc. 2017 Term Loan B, 5.100%, (US0003M + 3.750%), 11/08/23	3,605,889	0.4

	Automotive: 5.7%
3,130,375	American Axle and Manufacturing, Inc. Term Loan B, 3.600%, (US0001M + 2.250%), 04/06/24	3,142,145	0.4
1,919,541	BBB Industries U.S. Holdings, Inc. 2014 First Lien Term Loan, 5.850%, (US0001M + 4.500%), 11/03/21	1,947,735	0.2
1,755,000	Belron S.A. USD Term Loan B, 3.892%, (US0003M + 2.500%), 11/07/24	1,771,453	0.2
2,319,188	Bright Bidco B.V. Term Loan B, 5.836%, (US0003M + 4.500%), 06/30/24	2,347,454	0.3
2,918,025	Dealer Tire, LLC 2016 Term Loan B, 5.125%, (US0003M + 3.750%), 12/22/21	2,946,598	0.4
4,288,754	Dynacast International LLC Term Loan B, 4.583%, (US0003M + 3.250%), 01/28/22	4,342,363	0.5
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Automotive: (continued)
1,626,040	Federal-Mogul Holdings Corporation New Term Loan C, 5.025%, (US0003M + 3.750%), 04/15/21	$1,639,590	0.2
EUR 1,194,000	Gates Global LLC 2017 EUR Repriced Term Loan B, 3.250%, (EUR003M + 3.250%), 04/01/24	1,432,201	0.2
8,355,283	Gates Global LLC 2017 USD Term Loan B, 4.583%, (US0003M + 3.250%), 04/01/24	8,403,151	1.0
1,934,754	KAR Auction Services, Inc. Term Loan B5, 3.875%, (US0003M + 2.500%), 03/09/23	1,948,862	0.2
1,649,363	Key Safety Systems, Inc. New First Lien Term Loan, 5.890%, (US0003M + 4.500%), 08/29/21	1,646,787	0.2
4,533,631	Midas Intermediate Holdco II, LLC Incremental Term Loan B, 4.083%, (US0003M + 2.750%), 08/18/21	4,544,966	0.5
2,976,930	NN, Inc. 2016 Term Loan B, 5.100%, (US0003M + 3.750%), 10/19/22	2,983,131	0.4
291,000	NN, Inc. 2017 Term Loan, 4.600%, (US0003M + 3.250%), 03/22/21	292,091	0.0
1,555,988	Superior Industries International, Inc. First Lien Term Loan, 5.813%, (US0003M + 4.500%), 05/22/24	1,571,548	0.2
2,732,603	TI Group Automotive Systems, L.L.C. 2015 USD Term Loan B, 4.100%, (US0003M + 2.750%), 06/30/22	2,749,682	0.3
2,992,500	Truck Hero, Inc. First Lien Term Loan, 5.326%, (US0003M + 4.000%), 04/21/24	2,995,307	0.4
1,025,000	Truck Hero, Inc. Second Lien Term Loan, 9.576%, (US0003M + 8.250%), 04/21/25	1,035,250	0.1
		47,740,314	5.7

	Beverage & Tobacco: 0.1%
835,000	Refresco Group BV USD Term Loan B, 4.237%, (US0003M + 2.750%), 09/26/24	841,263	0.1

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Brokers, Dealers & Invetesment Houses: 0.2%
2,012,789	Capital Automotive L.P. 2017 Second Lien Term Loan, 7.350%, (US0003M + 6.000%), 03/24/25	$2,053,045	0.2

	Building & Development: 4.0%
4,412,825	American Builders & Contractors Supply Co., Inc. 2017 Term Loan B, 3.850%, (US0003M + 2.500%), 10/31/23	4,436,266	0.5
2,081,654	Capital Automotive L.P. 2017 First Lien Term Loan, 3.850%, (US0003M + 2.500%), 03/24/24	2,090,761	0.2
1,353,356	Clark Equipment Company 2017 Term Loan B, 3.833%, (US0003M + 2.500%), 05/18/24	1,361,815	0.2
5,216,653	Forterra Finance, LLC 2017 Term Loan B, 4.350%, (US0003M + 3.000%), 10/25/23	4,724,738	0.6
1,355,000	Core & Main LP 2017 Term Loan B, 4.455%, (US0003M + 3.000%), 08/01/24	1,364,316	0.2
1,910,563	Henry Company LLC Term Loan B, 5.850%, (US0003M + 4.500%), 10/05/23	1,929,668	0.2
758,100	Installed Building Products, Inc. Term Loan B, 4.350%, (US0003M + 3.000%), 04/15/24	760,232	0.1
1,746,671	MX Holdings US, Inc. Term Loan B1B, 4.100%, (US0003M + 2.750%), 08/14/23	1,759,770	0.2
2,594,646	NCI Building Systems, Inc. New Term Loan, 4.333%, (US0003M + 3.000%), 06/24/22	2,608,268	0.3
3,416,644	Quikrete Holdings, Inc Term Loan, 4.100%, (US0003M + 2.750%), 11/15/23	3,430,406	0.4
2,040,000	Werner Co. 2017 Term Loan, 5.242%, (US0003M + 4.000%), 07/24/24	2,047,650	0.2
2,282,779	Wilsonart LLC 2017 Term Loan B, 4.590%, (US0003M + 3.250%), 12/19/23	2,301,612	0.3
EUR 1,748,392	Xella International GmbH 2017 EUR Term Loan B, 4.000%, (EUR003M + 4.000%), 02/02/24	2,097,559	0.3
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Building & Development: (continued)
2,866,334	Zekelman Industries, Inc. Term Loan B, 4.073%, (US0003M + 2.750%), 06/14/21	$2,887,115	0.3
		33,800,176	4.0

	Business Equipment & Services: 12.8%
2,723,345	Acosta Holdco, Inc. 2015 Term Loan, 4.600%, (US0003M + 3.250%), 09/26/21	2,379,940	0.3
2,949,520	Advantage Sales & Marketing, Inc. 2014 First Lien Term Loan, 4.628%, (US0001M + 3.250%), 07/23/21	2,864,722	0.3
1,400,000	Advantage Sales & Marketing, Inc. 2014 Second Lien Term Loan, 7.878%, (US0003M + 6.500%), 07/25/22	1,253,000	0.2
4,676,500	AlixPartners, LLP 2017 Term Loan B, 4.083%, (US0003M + 3.000%), 04/04/24	4,704,059	0.6
1,920,000	Allflex Holdings III, Inc. New First Lien Term Loan, 4.706%, (US0003M + 3.250%), 07/20/20	1,933,599	0.2
1,050,000	Almonde, Inc. USD Second Lien Term Loan, 8.729%, (US0003M + 7.250%), 06/13/25	1,050,525	0.1
655,727	TriMark USA, LLC 2017 First Lien Term Loan, 4.880%, (US0003M + 3.500%), 09/26/24	661,738	0.1
29,274	TriMark USA, LLC Delayed Draw Term Loan, 4.987%, (US0003M + 4.000%), 09/26/24	29,542	0.0
1,481,250	Array Canada Inc. Term Loan B, 6.333%, (US0003M + 5.000%), 02/10/23	1,487,730	0.2
1,905,000	Ascend Learning, LLC 2017 Term Loan B, 4.600%, (US0003M + 3.250%), 07/12/24	1,916,906	0.2
805,000	Big Ass Fans, LLC Term Loan, 5.737%, (US0003M + 4.250%), 05/03/24	810,367	0.1
1,237,531	Camelot UK Holdco Limited 2017 Repriced Term Loan, 4.452%, (US0003M + 3.250%), 10/03/23	1,242,172	0.1
1,296,750	Colorado Buyer Inc Term Loan B, 4.380%, (US0003M + 3.000%), 05/01/24	1,305,827	0.2

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Business Equipment & Services: (continued)
1,806,750		DTI Holdco, Inc. 2016 Term Loan B, 6.630%, (US0003M + 5.250%), 09/30/23	$1,796,963	0.2
195,000	(1)	Duravant LLC First Lien Delayed Draw Term Loan, 4.275%, (US0003M + 3.250%), 07/19/24	195,366	0.0
83,511	(1)	Duravant LLC Second Lien Delayed Draw Term Loan, 7.410%, (US0003M + 7.250%), 07/18/25	84,137	0.0
1,500,000		Duravant LLC USD First Lien Term Loan, 4.559%, (US0003M + 3.750%), 07/19/24	1,502,812	0.2
2,913,944		EIG Investors Corp. 2017 Term Loan, 5.458%, (US0003M + 4.000%), 02/09/23	2,939,805	0.4
597,000		Element Materials Technology Group US Holdings Inc 2017 USD Term Loan B, 4.833%, (US0003M + 3.500%), 06/28/24	601,229	0.1
701,489		Engineered Machinery Holdings, Inc. USD Second Lien Term Loan, 8.559%, (US0003M + 7.250%), 07/18/25	706,751	0.1
EUR 1,079,575		Equinix, Inc. 2017 EUR Term Loan B2, 2.500%, (EUR003M + 2.500%), 01/05/24	1,296,849	0.2
1,671,600		EVO Payments International Term Loan B, 6.350%, (US0003M + 5.000%), 12/22/23	1,696,413	0.2
1,729,565		First American Payment Systems, L.P. 2016 Term Loan, 6.992%, (US0003M + 5.750%), 01/03/24	1,740,915	0.2
3,504,433		First Data Corporation 2022 USD Term Loan, 3.563%, (US0003M + 2.250%), 07/08/22	3,510,016	0.4
EUR 1,482,447		Foncia Groupe 2016 EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 09/07/23	1,780,530	0.2
1,005,573		Garda World Security Corporation 2017 Term Loan, 5.247%, (US0003M + 3.000%), 05/24/24	1,010,182	0.1
EUR 1,000,000		GTCR Valor Companies, Inc. EUR 2017 Term Loan B1, 4.250%, (EUR003M + 4.250%), 06/20/23	1,208,103	0.1
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Business Equipment & Services: (continued)
2,595,000	GTCR Valor Companies, Inc. USD 2017 Term Loan B1, 5.583%, (US0003M + 4.250%), 06/16/23	$2,631,086	0.3
EUR 1,278,407	ION Trading Technologies S.a.r.l. EUR 2017 Term Loan B, 3.750%, (EUR003M + 2.750%), 11/30/24	1,537,156	0.2
1,976,440	IQOR US Inc. Second Lien Term Loan, 10.085%, (US0003M + 8.750%), 04/01/22	1,904,794	0.2
3,032,191	IQOR US Inc. Term Loan B, 6.335%, (US0003M + 5.000%), 04/01/21	3,020,821	0.4
6,047,519	KUEHG Corp.. 2017 First Lien Term Loan, 5.083%, (US0003M + 3.750%), 08/13/22	6,080,593	0.7
1,846,703	Learning Care Group (US) No. 2 Inc. New Term Loan, 5.319%, (US0003M + 4.000%), 05/05/21	1,865,170	0.2
1,160,000	LegalZoom.com, Inc. 2017 Term Loan B, 5.987%, (US0003M + 4.500%), 11/15/24	1,157,100	0.1
EUR 1,745,625	Misys Europe SA EUR First Lien Term Loan, 4.250%, (EUR003M + 3.250%), 06/13/24	2,099,805	0.3
577,553	ASP MCS Acquisition Corp. Term Loan B, 6.033%, (US0003M + 4.750%), 05/18/24	583,328	0.1
440,000	NeuStar, Inc. Second Lien Term Loan, 9.397%, (US0003M + 8.000%), 08/08/25	446,417	0.1
2,100,000	NeuStar, Inc. Term Loan B2, 5.147%, (US0003M + 3.750%), 08/08/24	2,124,610	0.3
5,645,000	West Corporation 2017 Term Loan, 5.350%, (US0003M + 4.000%), 10/10/24	5,643,679	0.7
4,460,000	Peak 10, Inc. 2017 First Lien Term Loan, 4.816%, (US0003M + 4.000%), 08/01/24	4,476,725	0.5
900,000	Peak 10, Inc. 2017 Second Lien Term Loan, 8.627%, (US0003M + 7.750%), 08/01/25	910,125	0.1
3,004,032	Pre-Paid Legal Services, Inc. First Lien Term Loan, 6.600%, (US0003M + 5.250%), 07/01/19	3,011,542	0.4
2,000,000	Pre-Paid Legal Services, Inc. Second Lien Term Loan, 10.350%, (US0003M + 9.000%), 07/01/20	2,000,000	0.2

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Business Equipment & Services: (continued)
2,780,000	Red Ventures, LLC First Lien Term Loan, 5.335%, (US0003M + 4.000%), 11/08/24	$2,772,007	0.3
1,180,000	Red Ventures, LLC Second Lien Term Loan, 9.487%, (US0003M + 8.000%), 11/08/25	1,181,107	0.1
1,465,000	Sandvine Corporation Term Loan B, 7.073%, (US0003M + 5.750%), 09/21/22	1,415,556	0.2
2,464,361	Solera Holdings, Inc. USD Term Loan B, 4.600%, (US0003M + 3.250%), 03/03/23	2,479,770	0.3
3,301,855	Spin Holdco Inc. 2017 Term Loan B, 5.147%, (US0003M + 3.750%), 11/14/22	3,331,984	0.4
3,970,000	Staples, Inc. 2017 Term Loan B, 5.310%, (US0003M + 4.000%), 09/12/24	3,806,238	0.5
1,955,100	SurveyMonkey Inc. 2017 Term Loan, 5.840%, (US0003M + 4.500%), 04/13/24	1,977,095	0.2
793,013	Switch, Ltd. Term Loan B, 4.100%, (US0003M + 2.750%), 06/27/24	801,190	0.1
EUR 1,135,000	Techem GmbH 2017 EUR Term Loan B, 3.000%, (EUR003M + 3.250%), 07/31/24	1,360,221	0.2
405,000	USS Ultimate Holdings, Inc. First Lien Term Loan, 5.100%, (US0003M + 3.750%), 08/25/24	409,303	0.0
150,000	USS Ultimate Holdings, Inc. Second Lien Term Loan, 9.100%, (US0003M + 7.750%), 08/25/25	152,438	0.0
EUR 4,255,000	Verisure Holding AB EUR Term Loan B1E, 4.487%, (EUR003M + 3.000%), 10/20/22	5,054,772	0.6
138,393	WASH Multifamily Laundry LLC, Coinamatic Canada Inc. Canadian First Lien Term Loan, 4.600%, (US0003M + 3.250%), 05/14/22	138,998	0.0
790,230	WASH Multifamily Laundry Systems, LLC 2015 First Lien Term Loan, 4.600%, (US0003M + 3.250%), 05/14/22	793,688	0.1
		106,877,516	12.8

	Cable & Satellite Television: 5.0%
1,980,050	CSC Holdings LLC, 3.514%, (US0003M + 2.250%), 07/17/25	1,970,150	0.2
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Cable & Satellite Television: (continued)
EUR 995,000	Numericable Group SA EUR Term Loan B11, 3.000%, (EUR003M + 3.000%), 07/31/25	$1,168,662	0.1
4,776,000	Numericable Group SA USD Term Loan B11, 4.130%, (US0003M + 2.750%), 07/31/25	4,678,092	0.6
7,274,800	Radiate Holdco, LLC First Lien Term Loan, 4.350%, (US0003M + 3.000%), 02/01/24	7,227,063	0.9
4,250,000	Telenet Financing USD LLC USD Term Loan AI, 4.000%, (US0003M + 2.750%), 06/30/25	4,260,625	0.5
EUR 1,000,000	Telenet International Finance S.a.r.l. EUR Term Loan AH, 3.000%, (EUR003M + 3.000%), 03/31/26	1,193,690	0.1
1,782,034	Telesat Canada Term Loan B4, 4.320%, (US0003M + 3.000%), 11/17/23	1,795,399	0.2
3,500,000	UPC Financing Partnership USD Term Loan AR, 3.750%, (US0003M + 2.500%), 01/15/26	3,509,377	0.4
4,125,000	Virgin Media Bristol LLC 2017 USD Term Loan, 3.987%, (US0003M + 2.500%), 01/31/26	4,127,945	0.5
898,295	WaveDivision Holdings, LLC Term Loan B, 4.130%, (US0003M + 2.750%), 10/15/19	899,418	0.1
8,940,000	WideOpenWest Finance LLC 2017 Term Loan B, 4.533%, (US0003M + 3.250%), 08/18/23	8,918,580	1.1
EUR 2,000,000	Ziggo Secured Finance BV EUR Term Loan F, 3.000%, (EUR003M + 3.000%), 04/15/25	2,387,443	0.3
		42,136,444	5.0

	Chemicals & Plastics: 5.8%
EUR 1,237,500	Allnex (Luxembourg) & Cy S.C.A. 2016 EUR Term Loan B1, 3.250%, (EUR003M + 3.250%), 09/13/23	1,483,324	0.2
1,200,880	Allnex (Luxembourg) & Cy S.C.A. 2016 USD Term Loan B2, 4.712%, (US0003M + 3.250%), 09/13/23	1,206,884	0.1
904,731	Allnex USA, Inc. USD Term Loan B3, 4.712%, (US0003M + 3.250%), 09/13/23	909,255	0.1

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Chemicals & Plastics: (continued)
801,990	Alpha 3 B.V. 2017 Term Loan B1, 4.333%, (US0003M + 3.000%), 01/31/24	$808,105	0.1
2,410,000	Avantor, Inc. 2017 First Lien Term Loan, 5.487%, (US0003M + 4.000%), 09/07/24	2,416,025	0.3
EUR 1,000,000	Avantor, Inc. EUR 2017 First Lien Term Loan, 5.737%, (EUR003M + 4.250%), 09/20/24	1,202,301	0.1
1,178,276	Colouroz Investment 2 LLC USD Second Lien Term Loan B2, 8.615%, (US0003M + 7.250%), 09/06/22	1,001,535	0.1
EUR 1,000,000	Diamond (BC) B.V. EUR Term Loan, 3.250%, (EUR003M + 3.750%), 09/06/24	1,193,969	0.1
1,390,000	Diamond (BC) B.V. USD Term Loan, 4.423%, (US0003M + 3.000%), 09/06/24	1,391,749	0.2
2,218,788	Emerald Performance Materials, LLC New First Lien Term Loan, 4.850%, (US0001M + 3.500%), 08/01/21	2,236,469	0.3
366,752	Emerald Performance Materials, LLC New Second Lien Term Loan, 9.100%, (US0001M + 7.750%), 08/01/22	366,905	0.0
695,000	Encapsys, LLC First Lien Term Loan, 4.584%, (US0003M + 3.250%), 11/07/24	700,212	0.1
1,647,565	Flint Group US LLC, Colouroz Investment 1, GMBH USD First Lien Term Loan B2, 4.365%, (US0003M + 3.000%), 09/07/21	1,507,522	0.2
272,361	Flint Group, Colouroz Investment 1, GMBH USD Term Loan C, 4.365%, (US0003M + 3.000%), 09/07/21	249,211	0.0
3,230,000	H.B. Fuller Company 2017 Term Loan B, 3.533%, (US0003M + 2.250%), 10/12/24	3,246,150	0.4
1,114,651	Huntsman International LLC Term Loan B, 4.350%, (US0003M + 3.000%), 11/03/23	1,123,011	0.1
3,016,394	INEOS Styrolution Group GmbH USD 2017 First Lien Term Loan, 4.083%, (US0003M + 2.750%), 03/07/24	3,023,935	0.4
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Chemicals & Plastics: (continued)
2,830,000	Ineos US Finance LLC 2017 USD Term Loan B, 3.487%, (US0003M + 2.000%), 03/31/24	$2,838,402	0.3
EUR 2,000,000	Klockner-Pentaplast of America, Inc. EUR 2017 Term Loan B1, 4.750%, (EUR003M + 4.750%), 06/30/22	2,396,865	0.3
2,000,000	Klockner-Pentaplast of America, Inc. USD 2017 Term Loan B2, 5.583%, (US0003M + 4.250%), 06/30/22	2,018,750	0.2
841,455	KMG Chemicals Inc. Term Loan B, 5.600%, (US0003M + 4.250%), 06/15/24	850,921	0.1
2,347,418	Kraton Polymers, LLC 2017 USD Term Loan, 4.350%, (US0003M + 3.000%), 01/06/22	2,375,298	0.3
2,661,148	MacDermid, Inc. USD Term Loan B6, 4.350%, (US0003M + 3.000%), 06/07/23	2,678,889	0.3
EUR 825,000	Novacap S.A. EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 06/22/23	989,728	0.1
1,617,654	Orion Engineered Carbons GmbH 2017 USD Term Loan B, 3.833%, (US0003M + 2.500%), 07/31/24	1,624,732	0.2
755,457	PQ Corporation 2017 USD Term Loan, 4.630%, (US0003M + 3.250%), 11/04/22	763,720	0.1
1,575,568	Solenis International, LP USD First Lien Term Loan, 4.729%, (US0003M + 3.250%), 07/31/21	1,584,853	0.2
530,000	Trinseo Materials Operating S.C.A. 2017 Term Loan, 3.850%, (US0003M + 2.500%), 08/16/24	534,505	0.1
910,000	Tronox Blocked Borrower LLC Term Loan B, 4.323%, (US0003M + 3.000%), 09/22/24	919,327	0.1
2,100,000	Tronox Finance LLC Term Loan B, 4.323%, (US0003M + 3.000%), 09/22/24	2,121,525	0.3
2,105,000	Univar Inc. 2017 USD Term Loan B, 3.987%, (US0003M + 2.500%), 07/01/24	2,114,428	0.3

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Chemicals & Plastics: (continued)
785,000	Venator Materials Corporation Term Loan B, 4.380%, (US0003M + 3.000%), 08/08/24	$789,416	0.1
		48,667,921	5.8

	Clothing/Textiles: 0.6%
4,863,063	Varsity Brands, Inc. First Lien Term Loan, 4.743%, (US0003M + 3.500%), 12/11/21	4,900,294	0.6
539,053	Vince, LLC Term Loan B, 8.397%, (US0003M + 7.000%), 11/27/19	471,671	0.0
		5,371,965	0.6

	Conglomerates: 0.4%
2,497,725	Jason Incorporated First Lien Term Loan, 5.833%, (US0003M + 4.500%), 06/30/21	2,430,080	0.3
599,932	Jason Incorporated Second Lien Term Loan, 9.333%, (US0003M + 8.000%), 06/30/22	540,314	0.1
		2,970,394	0.4

	Containers & Glass Products: 5.5%
2,369,063	Albea Beauty Holdings S.A USD First Lien Term Loan, 5.406%, (US0003M + 3.750%), 03/09/24	2,389,792	0.3
630,000	Berlin Packaging LLC 2014 Second Lien Term Loan, 8.000%, (US0003M + 6.750%), 10/01/22	636,300	0.1
796,000	Berry Plastics Group, Inc. Term Loan N, 3.496%, (US0001M + 2.250%), 01/19/24	799,068	0.1
1,256,850	BWAY Holding Company 2017 Term Loan B, 4.598%, (US0003M + 3.250%), 04/03/24	1,264,181	0.1
900,000	Consolidated Container Company LLC 2017 First Lien Term Loan, 4.850%, (US0003M + 3.500%), 05/22/24	906,469	0.1
2,716,350	Flex Acquisition Company, Inc. First Lien Term Loan, 4.335%, (US0003M + 3.000%), 12/29/23	2,734,685	0.3
EUR 2,781,818	Horizon Holdings III SAS EUR Term Loan B4, 2.750%, (EUR006M + 3.000%), 10/29/22	3,313,127	0.4
2,099,794	Husky Injection Molding Systems Ltd. New Term Loan B, 4.600%, (US0003M + 3.250%), 06/30/21	2,117,512	0.3
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Containers & Glass Products: (continued)
2,133,875	Milacron LLC Amended Term Loan B, 4.100%, (US0003M + 2.750%), 09/28/23	$2,140,543	0.3
5,601,824	Berlin Packaging LLC 2017 Term Loan B, 4.549%, (US0003M + 3.250%), 10/01/21	5,645,938	0.7
975,000	Plastipak Holdings, Inc. Term Loan B, 4.237%, (US0003M + 2.750%), 10/04/24	981,297	0.1
2,581,495	ProAmpac PG Borrower LLC First Lien Term Loan, 5.351%, (US0003M + 4.000%), 11/18/23	2,611,747	0.3
460,000	ProAmpac PG Borrower LLC Second Lien Term Loan, 9.936%, (US0003M + 8.500%), 11/18/24	466,900	0.1
9,698,066	Reynolds Group Holdings Inc. USD 2017 Term Loan, 4.100%, (US0003M + 3.000%), 02/05/23	9,752,647	1.2
2,845,000	Ring Container Technologies Group, LLC First Lien Term Loan, 4.100%, (US0003M + 2.750%), 10/31/24	2,853,891	0.3
4,324,275	SIG Combibloc Group AG, 4.350%, (US0001M + 3.000%), 03/13/22	4,349,499	0.5
965,000	Tekni-Plex, Inc. 2017 USD Term Loan B1, 4.673%, (US0003M + 3.250%), 10/17/24	971,332	0.1
2,053,009	Tricorbraun Holdings Inc First Lien Term Loan, 5.083%, (US0003M + 3.750%), 11/30/23	2,055,575	0.2
206,852	TricorBraun Holdings, Inc. First Lien Delayed Draw Term Loan, 5.037%, (US0003M + 3.750%), 11/30/23	206,594	0.0
		46,197,097	5.5

	Cosmetics/Toiletries: 0.4%
1,581,038	Wellness Merger Sub, Inc. First Lien Term Loan, 6.083%, (US0003M + 4.750%), 06/30/24	1,599,812	0.2
2,321,388	Revlon Consumer Products Corporation 2016 Term Loan B, 4.850%, (US0003M + 3.500%), 09/07/23	1,744,588	0.2
		3,344,400	0.4

	Drugs: 1.3%
2,763,011	Alvogen Pharma US, Inc. Term Loan, 6.350%, (US0003M + 5.000%), 04/02/22	2,745,742	0.3

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Drugs: (continued)
3,990,000	Endo Luxembourg Finance Company I S.a r.l. 2017 Term Loan B, 5.625%, (US0003M + 4.250%), 04/29/24	$4,021,170	0.5
1,194,000	Horizon Pharma, Inc. 2017 First Lien Term Loan, 4.563%, (US0003M + 3.250%), 03/29/24	1,200,716	0.2
EUR 1,090,107	Nidda Healthcare Holding AG EUR Term Loan B1, 4.987%, (EUR003M + 3.500%), 09/19/24	1,306,971	0.2
EUR 219,893	Nidda Healthcare Holding AG EUR Term Loan B2, 4.987%, (EUR003M + 3.500%), 09/27/24	263,638	0.0
916,104	Prestige Brands, Inc. Term Loan B5, 4.100%, (US0003M + 2.750%), 01/26/24	921,993	0.1
		10,460,230	1.3

	Ecological Services & Equipment: 1.3%
3,303,599	4L Holdings, LLC First Lien Term Loan, 5.813%, (US0003M + 4.500%), 05/08/20	2,376,526	0.3
6,093,657	ADS Waste Holdings, Inc Term Loan, 3.452%, (US0003M + 2.250%), 11/10/23	6,107,197	0.7
2,400,000	Wrangler Buyer Corp. Term Loan B, 4.350%, (US0003M + 3.000%), 09/27/24	2,416,930	0.3
		10,900,653	1.3

	Electronics/Electrical: 16.6%
3,303,921	Aptean, Inc. 2017 First Lien Term Loan, 5.590%, (US0003M + 4.250%), 12/20/22	3,334,895	0.4
2,305,000	ASG Technologies Group, Inc. Term Loan, 6.100%, (US0003M + 4.750%), 07/31/24	2,333,812	0.3
4,053,441	Avast Software B.V. 2017 USD Term Loan B, 4.583%, (US0003M + 3.250%), 09/29/23	4,082,577	0.5
EUR 481,406	Avast Software B.V. EUR 2017 Term Loan B, 3.000%, (EUR003M + 3.000%), 09/29/23	577,470	0.1
5,985,894	BMC Software Finance, Inc. 2017 USD Term Loan, 5.100%, (US0003M + 4.000%), 09/10/22	6,011,334	0.7
EUR 1,644,620	BMC Software Finance, Inc. EUR Term Loan, 4.500%, (EUR003M + 4.500%), 09/10/22	1,967,092	0.2
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Electronics/Electrical: (continued)
5,498,796	Compuware Corporation Term Loan B3, 5.630%, (US0003M + 4.250%), 12/15/21	$5,569,247	0.7
4,969,342	Quest Software US Holdings Inc. 2017 Term Loan B, 6.919%, (US0003M + 5.500%), 10/31/22	5,028,353	0.6
6,004,822	Dell Inc. 2017 First Lien Term Loan, 3.350%, (US0003M + 2.000%), 09/07/23	6,016,957	0.7
1,270,000	Exact Merger Sub LLC First Lien Term Loan, 5.583%, (US0003M + 4.250%), 09/27/24	1,282,700	0.2
5,146,265	Epicor Software Corporation First Lien Term Loan, 5.100%, (US0003M + 3.750%), 06/01/22	5,182,289	0.6
4,834,179	Evergreen Skills Lux S A R L, SkillSoft Corporation First Lien Term Loan, 6.100%, (US0003M + 4.750%), 04/28/21	4,655,314	0.6
1,453,438	Eze Castle Software Inc. 2017 First Lien Term Loan, 4.333%, (US0003M + 3.000%), 04/06/20	1,464,338	0.2
980,625	Eze Castle Software Inc. New Second Lien Term Loan, 7.833%, (US0003M + 6.500%), 04/05/21	983,077	0.1
6,476,772	Go Daddy Operating Company, LLC 2017 Term Loan B, 3.600%, (US0003M + 2.500%), 02/15/24	6,503,760	0.8
EUR 1,985,025	Greeneden U.S. Holdings II, LLC 2017 EUR Term Loan B, 3.750%, (EUR003M + 3.750%), 12/01/23	2,391,471	0.3
1,146,352	Greeneden U.S. Holdings II, LLC USD 2017 Term Loan B2, 5.083%, (US0003M + 3.750%), 12/01/23	1,153,755	0.1
5,979,707	Hyland Software, Inc. 2017 First Lien Term Loan, 4.600%, (US0003M + 3.250%), 07/01/22	6,049,969	0.7
4,430,000	MH Sub I, LLC 2017 First Lien Term Loan, 5.070%, (US0003M + 3.750%), 09/13/24	4,418,234	0.5
EUR 1,179,075	Infor (US), Inc. EUR 2017 Term Loan B, 4.500%, (EUR003M + 3.500%), 02/01/22	1,418,304	0.2

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Electronics/Electrical: (continued)
2,985,464	Informatica Corporation USD Term Loan, 4.833%, (US0003M + 3.500%), 08/05/22	$2,999,272	0.4
6,153,578	Kronos Incorporated 2017 Term Loan B, 4.902%, (US0003M + 3.500%), 11/01/23	6,192,370	0.7
1,326,375	Lully Finance LLC USD Term Loan B3, 4.832%, (US0001M + 3.500%), 10/14/22	1,326,375	0.2
759,682	MA FinanceCo., LLC USD Term Loan B3, 4.063%, (US0001M + 2.750%), 06/21/24	759,365	0.1
579,706	MaxLinear, Inc. Term Loan B, 3.764%, (US0003M + 2.500%), 05/12/24	583,329	0.1
840,000	McAfee, LLC 2017 Second Lien Term Loan, 9.833%, (US0003M + 8.500%), 09/29/25	852,600	0.1
4,280,000	McAfee, LLC 2017 USD Term Loan B, 5.833%, (US0003M + 4.500%), 09/30/24	4,304,434	0.5
1,510,000	MH Sub I, LLC 2017 Second Lien Term Loan, 8.820%, (US0003M + 7.500%), 09/15/25	1,499,619	0.2
1,259,063	Navico, Inc. First Lien Term Loan, 7.100%, (US0003M + 5.750%), 03/31/23	1,270,079	0.1
1,262,920	Optiv Security, Inc. First Lien Term Loan, 4.625%, (US0003M + 3.250%), 02/01/24	1,207,667	0.1
1,000,000	Optiv Security, Inc. Second Lien Term Loan, 8.625%, (US0003M + 7.250%), 02/01/25	935,000	0.1
4,461,693	Rackspace Hosting, Inc. 2017 First Lien Term Loan, 4.385%, (US0003M + 3.000%), 11/03/23	4,467,270	0.5
4,830,102	Riverbed Technology, Inc. 2016 Term Loan, 4.600%, (US0003M + 3.250%), 04/24/22	4,754,254	0.6
981,063	Rovi Solutions Corporation Term Loan B, 3.850%, (US0003M + 2.500%), 07/02/21	987,317	0.1
4,466,250	RP Crown Parent LLC Term Loan B, 4.350%, (US0003M + 3.500%), 10/12/23	4,498,072	0.5
5,130,318	Seattle Spinco, Inc. USD Term Loan B3, 4.063%, (US0003M + 2.750%), 06/21/24	5,143,206	0.6
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Electronics/Electrical: (continued)
EUR 1,000,000	SGB-SMIT Management GmbH EUR Term Loan B, 4.000%, (EUR003M + 4.000%), 07/18/24	$1,168,825	0.1
7,016,479	SolarWinds Holdings, Inc. 2017 Term Loan, 4.850%, (US0003M + 3.500%), 02/05/23	7,057,897	0.8
2,382,000	Tessera Holding Corp Term loan B, 4.600%, (US0003M + 3.250%), 12/01/23	2,399,122	0.3
2,095,000	TTM Technologies, Inc. 2017 Term Loan, 3.850%, (US0003M + 2.500%), 09/14/24	2,108,094	0.3
5,525,385	Veritas Bermuda Ltd. USD Repriced Term Loan B, 5.833%, (US0003M + 4.500%), 01/27/23	5,535,055	0.7
8,085,345	Western Digital Corporation 2017 Term Loan B, 3.313%, (US0003M + 2.000%), 04/29/23	8,126,613	1.0
		138,600,783	16.6

	Equipment Leasing: 0.2%
1,822,925	Brand Energy & Infrastructure Services, Inc. 2017 Term Loan, 5.615%, (US0003M + 4.250%), 06/21/24	1,832,800	0.2

	Financial Intermediaries: 2.3%
6,895,219	First Eagle Holdings, Inc. 2017 First Lien Term Loan B, 4.365%, (US0003M + 3.000%), 12/01/22	6,968,480	0.8
1,064,000	Blucora, Inc. Term Loan B, 5.073%, (US0003M + 3.750%), 05/22/24	1,069,985	0.1
2,320,000	Duff & Phelps Corporation 2017 First Lien Term Loan, 4.607%, (US0003M + 3.250%), 10/14/24	2,329,243	0.3
940,000	Edelman Financial Group, The 2017 Term Loan B, 5.653%, (US0003M + 4.250%), 11/11/24	951,750	0.1
2,039,000	FinCo I LLC 2017 Term Loan B, 2.750%, (US0003M + 2.750%), 06/14/22	2,064,488	0.3
775,000	Focus Financial Partners, LLC First Lien Term Loan, 4.574%, (US0003M + 3.250%), 07/03/24	781,539	0.1

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Financial Intermediaries: (continued)
5,326,650	LPL Holdings, Inc. 2017 First Lien Term Loan B, 3.652%, (US0003M + 2.250%), 09/23/24	$5,339,967	0.6
		19,505,452	2.3

	Food Products: 2.9%
1,005,000	American Seafoods Group LLC 2017 First Lien Term Loan, 4.684%, (US0003M + 3.250%), 08/21/23	1,018,819	0.1
1,270,000	Atkins Nutritionals Holdings II, Inc. 2017 Term Loan B, 5.392%, (US0003M + 4.000%), 07/07/24	1,281,906	0.1
2,381,673	Atrium Innovations Inc. USD Term Loan, 4.669%, (US0003M + 3.250%), 02/13/21	2,399,536	0.3
876,101	CSM Bakery Solutions LLC First Lien Term Loan, 5.340%, (US0003M + 4.000%), 07/03/20	862,412	0.1
2,983,564	Del Monte Foods, Inc. First Lien Term Loan, 4.701%, (US0003M + 3.250%), 02/18/21	2,425,637	0.3
3,700,000	Del Monte Foods, Inc. Second Lien Term Loan, 8.690%, (US0003M + 7.250%), 08/18/21	1,819,168	0.2
1,580,063	Dole Food Company Inc. 2017 Term Loan B, 4.034%, (US0003M + 2.750%), 04/06/24	1,588,246	0.2
4,632,233	Hostess Brands, LLC 2017 Term Loan, 3.742%, (US0003M + 2.500%), 08/03/22	4,642,160	0.6
3,228,763	JBS USA, LLC 2017 Term Loan B, 3.764%, (US0003M + 2.500%), 10/30/22	3,167,719	0.4
1,390,000	Nomad Foods Europe Midco Limited USD Term Loan B, 4.000%, (US0003M + 2.750%), 05/15/24	1,397,819	0.2
1,765,575	NPC International, Inc. First Lien Term Loan, 4.838%, (US0003M + 3.500%), 04/19/24	1,778,817	0.2
605,000	NPC International, Inc. Second Lien Term Loan, 8.838%, (US0003M + 7.500%), 04/18/25	618,612	0.1
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Food Products: (continued)
EUR 1,000,000	Valeo F1 Company Limited (Ireland) 2017 EUR Term Loan B, 3.750%, (EUR003M + 3.750%), 08/27/24	$1,198,060	0.1
		24,198,911	2.9

	Food Service: 2.2%
4,351,281	1011778 B.C. Unlimited Liability Company Term Loan B3, 3.593%, (US0003M + 2.250%), 02/16/24	4,356,720	0.5
3,678,490	CEC Entertainment Concepts, L.P. Term Loan, 4.350%, (US0003M + 3.000%), 02/14/21	3,573,653	0.4
4,937,276	Golden Nugget, Inc. 2017 Incremental Term Loan, 4.598%, (US0003M + 3.250%), 10/04/23	4,982,679	0.6
1,922,564	Manitowoc Foodservice, Inc. Term Loan B, 4.100%, (US0003M + 3.000%), 03/03/23	1,940,588	0.3
3,456,250	US Foods, Inc. 2016 Term Loan B, 4.100%, (US0003M + 2.750%), 06/27/23	3,475,961	0.4
		18,329,601	2.2

	Food/Drug Retailers: 2.9%
4,131,434	Albertsons, LLC USD 2017 Term Loan B4, 4.100%, (US0001M + 2.750%), 08/25/21	4,022,244	0.5
3,640,069	Albertsons, LLC USD 2017 Term Loan B6, 4.462%, (US0003M + 3.000%), 06/22/23	3,542,493	0.4
4,010,000	Clover Merger Sub, Inc. 2017 First Lien Term Loan, 4.833%, (US0003M + 3.500%), 09/26/24	3,846,260	0.5
1,165,000	Clover Merger Sub, Inc. 2017 Second Lien Term Loan, 9.083%, (US0003M + 7.750%), 09/26/25	1,060,150	0.1
2,422,563	Portillos Holdings, LLC First Lien Term Loan, 5.833%, (US0003M + 4.500%), 08/02/21	2,448,303	0.3
3,116,450	Moran Foods LLC Term Loan, 7.350%, (US0003M + 6.000%), 12/05/23	2,493,160	0.3
1,950,000	Smart & Final Stores LLC First Lien Term Loan, 4.833%, (US0003M + 3.500%), 11/15/22	1,917,094	0.2
1,787,273	Supervalu Inc. 2017 Delayed Draw Term Loan, 4.500%, (US0003M + 3.500%), 06/08/24	1,733,655	0.2

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Food/Drug Retailers: (continued)
2,978,789	Supervalu Inc. 2017 Term Loan B, 4.850%, (US0003M + 3.500%), 06/08/24	$2,889,425	0.4
		23,952,784	2.9

	Forest Products: 0.3%
1,875,000	Blount International Inc. USD 2017 Term Loan B, 5.492%, (US0003M + 4.250%), 04/12/23	1,894,922	0.2
600,000	Multi Color Corporation 2017 Term Loan B, 3.600%, (US0003M + 2.250%), 10/31/24	604,500	0.1
		2,499,422	0.3

	Health Care: 15.8%
4,096,723	Acadia Healthcare Company, Inc. Term Loan B2, 3.992%, (US0001M + 2.750%), 02/16/23	4,126,596	0.5
1,002,310	ADMI Corp. 2015 Term Loan B, 5.153%, (US0003M + 3.750%), 04/30/22	1,014,526	0.1
7,780,962	Air Medical Group Holdings, Inc. Term Loan B, 4.492%, (US0001M + 3.250%), 04/28/22	7,768,808	0.9
3,335,670	Air Methods Corporation 2017 Term Loan B, 4.833%, (US0003M + 3.500%), 04/21/24	3,333,168	0.4
1,965,000	Albany Molecular Research, Inc. 2017 First Lien Term Loan, 4.583%, (US0003M + 3.750%), 08/30/24	1,974,212	0.2
1,884,474	ATI Holdings Acquisition, Inc. 2016 Term Loan, 4.847%, (US0003M + 3.500%), 05/10/23	1,903,318	0.2
5,175,154	Auris Luxembourg III S.a.r.l. 2017 USD Term Loan B7, 4.333%, (US0003M + 3.000%), 01/17/22	5,220,437	0.6
2,434,749	CareCore National, LLC Term Loan B, 5.350%, (US0003M + 4.000%), 03/05/21	2,440,836	0.3
1,563,750	Carestream Dental Equiment, Inc 2017 First Lien Term Loan B, 4.583%, (US0003M + 4.000%), 09/01/24	1,568,393	0.2
3,936,370	Catalent Pharma Solutions Inc. USD Term Loan B, 3.492%, (US0001M + 2.750%), 05/20/21	3,965,542	0.5
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Health Care: (continued)
2,500,000	Cdrh Parent, Inc. Second Lien, 9.343%, (US0003M + 8.000%), 07/01/22	$1,375,000	0.2
7,412,750	Change Healthcare Holdings, Inc. 2017 Term Loan B, 4.100%, (US0001M + 2.750%), 03/01/24	7,439,970	0.9
4,040,969	CHG Healthcare Services Inc. 2017 Term Loan B, 4.630%, (US0003M + 3.250%), 06/07/23	4,072,537	0.5
3,360,503	Community Health Systems, Inc. Term Loan H, 4.479%, (US0003M + 3.000%), 01/27/21	3,219,990	0.4
1,614,363	Concentra Inc. First Lien Term Loan, 4.321%, (US0003M + 3.000%), 06/01/22	1,632,465	0.2
4,293,798	Cotiviti Corporation Term Loan B, 3.840%, (US0003M + 2.500%), 09/28/23	4,323,318	0.5
970,000	Davis Vision Incorporated First Lien Term Loan B, 4.487%, (US0003M + 3.500%), 11/01/24	977,881	0.1
575,000	Davis Vision Incorporated Second Lien Term Loan B, 8.237%, (US0003M + 6.750%), 11/03/25	582,187	0.1
2,858,030	DJO Finance LLC 2015 Term Loan, 4.592%, (US0003M + 3.250%), 06/08/20	2,837,935	0.4
1,141,375	Press Ganey Holdings, Inc. 2017 First Lien Term Loan, 4.350%, (US0003M + 3.000%), 10/23/23	1,149,459	0.1
3,725,158	Envision Healthcare Corp Term Loan B, 4.350%, (US0003M + 3.000%), 12/01/23	3,737,965	0.5
2,093,890	ExamWorks Group, Inc. 2017 Term Loan, 4.600%, (US0003M + 3.250%), 07/27/23	2,108,941	0.3
608,475	Commerce Merger Sub, Inc. 2017 First Lien Term Loan, 4.583%, (US0003M + 3.250%), 06/28/24	610,757	0.1
1,682,568	Greenway Health, LLC 2017 First Lien Term Loan, 5.580%, (US0003M + 4.250%), 02/14/24	1,699,394	0.2
2,383,013	Grifols Worldwide Operations USA, Inc. 2017 Acquisition Term Loan, 3.452%, (US0003M + 2.250%), 01/31/25	2,392,321	0.3

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Health Care: (continued)
2,460,938	INC Research, LLC 2017 Term Loan B, 3.600%, (US0003M + 2.250%), 08/01/24	$2,467,602	0.3
4,414,560	Jaguar Holding Company II 2017 Term Loan, 4.091%, (US0003M + 2.750%), 08/18/22	4,427,525	0.5
4,216,659	Kinetic Concepts, Inc. 2017 USD Term Loan B, 4.583%, (US0003M + 3.250%), 02/02/24	4,210,861	0.5
3,100,447	MPH Acquisition Holdings LLC 2016 Term Loan B, 4.333%, (US0003M + 3.000%), 06/07/23	3,106,815	0.4
5,106,789	NVA Holdings, Inc. USD First Lien Term Loan B2, 4.833%, (US0003M + 3.500%), 08/14/21	5,151,474	0.6
2,871,932	Onex TSG Holdings II Corp. First Lien Term Loan, 5.350%, (US0003M + 4.000%), 07/31/22	2,836,033	0.3
4,656,000	Parexel International Corporation Term Loan B, 4.350%, (US0003M + 3.000%), 09/27/24	4,688,010	0.6
1,915,000	PharMerica Corporation First Lien Term Loan, 4.987%, (US0003M + 3.500%), 09/26/24	1,927,566	0.2
1,971,473	Precyse Acquisition Corp, nThrive, Inc. 2016 First Lien Term Loan, 5.850%, (US0003M + 4.500%), 10/20/22	1,982,870	0.2
151,497	Press Ganey Holdings, Inc. Second Lien Term Loan, 7.850%, (US0003M + 7.250%), 10/21/24	153,675	0.0
1,663,788	Prospect Medical Holdings, Inc. Term Loan, 7.500%, (US0003M + 6.000%), 06/30/22	1,668,946	0.2
3,358,125	Select Medical Corporation 2017 Term Loan B, 4.850%, (US0003M + 3.500%), 03/01/21	3,405,307	0.4
5,824,369	Sotera Health Holdings, LLC 2017 Term Loan B, 4.350%, (US0003M + 3.000%), 05/15/22	5,824,369	0.7
2,850,000	Surgery Center Holdings, Inc. 2017 Term Loan B, 4.600%, (US0003M + 3.250%), 09/02/24	2,797,751	0.3
3,198,925	Team Health Holdings, Inc. First Lien Term Loan, 4.100%, (US0003M + 2.750%), 02/06/24	3,128,948	0.4
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Health Care: (continued)
937,650	Tecomet Inc. 2017 Repriced Term Loan, 5.135%, (US0003M + 3.750%), 05/01/24	$946,440	0.1
1,346,625	U.S. Anesthesia Partners, Inc. 2017 Term Loan, 4.600%, (US0003M + 3.250%), 06/23/24	1,346,625	0.2
6,882,437	U.S. Renal Care, Inc. 2015 Term Loan B, 5.583%, (US0003M + 4.250%), 12/31/22	6,729,303	0.8
1,533,436	Valeant Pharmaceuticals International, Inc. Term Loan B F1, 4.750%, (US0003M + 3.500%), 04/01/22	1,556,629	0.2
1,849,527	Vizient, Inc. First Lien Term Loan B, 4.850%, (US0003M + 3.500%), 02/13/23	1,858,198	0.2
		131,690,903	15.8

	Home Furnishings: 1.2%
2,865,829	Prime Security Services Borrower, LLC 2016 First Lien Term Loan, 4.100%, (US0003M + 2.750%), 05/02/22	2,890,235	0.4
1,430,000	Global Appliance Inc. Term Loan B, 5.340%, (US0003M + 4.000%), 09/29/24	1,446,981	0.2
3,265,313	Hillman Group Inc. (The) Term Loan B, 4.840%, (US0003M + 3.500%), 06/30/21	3,291,843	0.4
2,054,288	Serta Simmons Bedding, LLC First Lien Term Loan, 4.848%, (US0003M + 3.500%), 11/08/23	1,996,254	0.2
		9,625,313	1.2

	Industrial Equipment: 4.6%
920,000	Accudyne Industries, LLC 2017 Term Loan, 5.083%, (US0003M + 3.750%), 08/02/24	925,822	0.1
3,341,503	Apex Tool Group, LLC Term Loan B, 4.600%, (US0001M + 3.250%), 01/31/20	3,330,015	0.4
101,090	CeramTec Acquisition Corporation USD Term Loan B2, 4.229%, (US0003M + 2.750%), 08/30/20	101,184	0.0
2,185,753	Columbus McKinnon Corporation Term Loan B, 4.333%, (US0003M + 3.000%), 01/31/24	2,202,146	0.3

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Industrial Equipment: (continued)
3,400,494	Cortes NP Acquisition Corporation 2017 Term Loan B, 5.350%, (US0003M + 4.000%), 11/30/23	$3,420,686	0.4
1,650,606	EWT Holdings III Corp, WTG Holdings III Corp. First Lien Term Loan, 5.083%, (US0003M + 3.750%), 01/15/21	1,664,018	0.2
1,110,000	ExGen Renewables IV, LLC Term Loan B, 4.487%, (US0003M + 3.000%), 11/07/24	1,119,712	0.1
787,380	Faenza Acquisition GmbH USD Term Loan B1, 4.229%, (US0003M + 2.750%), 08/30/20	788,119	0.1
241,114	Faenza Acquisition GmbH USD Term Loan B3, 4.229%, (US0003M + 2.750%), 08/30/20	241,340	0.0
2,633,835	Filtration Group Corporation First Lien Term Loan, 4.380%, (US0003M + 3.000%), 11/21/20	2,657,587	0.3
EUR 4,000,000	Gardner Denver, Inc. 2017 EUR Term Loan B, 3.000%, (EUR003M + 3.000%), 07/30/24	4,784,803	0.6
3,126,966	Gardner Denver, Inc. 2017 USD Term Loan B, 4.083%, (US0003M + 2.750%), 07/30/24	3,141,240	0.4
1,188,000	Global Brass & Copper, Inc. 2016 Term Loan B, 4.625%, (US0003M + 3.250%), 07/18/23	1,204,335	0.1
1,258,565	Kenan Advantage Group, Inc. 2015 Term Loan, 4.350%, (US0003M + 3.000%), 07/31/22	1,265,645	0.1
382,732	Kenan Advantage Group, Inc. CAD Term Loan B, 4.350%, (US0003M + 3.000%), 07/31/22	384,885	0.0
533,839	MKS Instruments, Inc. 2017 Term Loan B2, 3.350%, (US0003M + 2.250%), 05/01/23	539,511	0.1
7,138,202	Rexnord LLC 2016 Term Loan B, 4.088%, (US0003M + 2.750%), 08/21/23	7,161,065	0.9
1,510,000	Robertshaw US Holding Corp First Lien Term Loan, 5.750%, (US0003M + 4.500%), 08/10/24	1,524,156	0.2
635,000	Robertshaw US Holding Corp Second Lien Term Loan, 10.250%, (US0003M + 9.000%), 02/10/25	633,412	0.1
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Industrial Equipment: (continued)
968,776	Signode Industrial Group US, Inc. Term Loan B, 4.092%, (US0003M + 2.750%), 05/04/21	$976,041	0.1
696,500	Terex Corporation 2017 Repriced Term Loan, 3.583%, (US0003M + 2.250%), 01/31/24	699,692	0.1
		38,765,414	4.6

	Insurance: 6.8%
5,974,975	Acrisure, LLC 2016 Term Loan B, 6.272%, (US0003M + 5.000%), 10/28/23	6,057,131	0.7
6,847,504	Alliant Holdings I, Inc. 2015 Term Loan B, 4.578%, (US0003M + 3.250%), 08/12/22	6,886,466	0.8
500,000	AmWINS Group, Inc Second Lien, 8.100%, (US0003M + 6.750%), 01/25/25	506,250	0.1
3,870,750	AmWINS Group, Inc. 2017 Term Loan B, 4.070%, (US0001M + 2.750%), 01/25/24	3,885,869	0.5
2,635,000	Applied Systems, Inc. 2017 First Lien Term Loan, 4.574%, (US0003M + 3.250%), 09/19/24	2,666,085	0.3
650,000	Applied Systems, Inc. 2017 Second Lien Term Loan, 8.324%, (US0003M + 7.000%), 09/19/25	671,396	0.1
3,900,219	AssuredPartners, Inc. 2017 First Lien Add-On Term Loan, 4.850%, (US0003M + 3.500%), 10/22/24	3,933,371	0.5
756,886	CH Hold Corp. First Lien Term Loan, 4.350%, (US0003M + 3.000%), 02/01/24	763,982	0.1
2,354,100	CCC Information Services, Inc. 2017 First Lien Term Loan, 4.350%, (US0003M + 3.000%), 04/27/24	2,361,457	0.3
190,000	CCC Information Services, Inc. 2017 Second Lien Term Loan, 8.100%, (US0003M + 6.750%), 04/27/25	195,304	0.0
9,567,534	Hub International Limited Term Loan B, 4.413%, (US0003M + 3.000%), 10/02/20	9,620,825	1.1
4,664,750	NFP Corp. Term Loan B, 4.850%, (US0003M + 3.500%), 01/08/24	4,699,372	0.6

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Insurance: (continued)
5,900,000	Sedgwick, Inc. Second Lien Term Loan, 7.100%, (US0003M + 5.750%), 02/28/22	$5,973,750	0.7
3,251,758	Sedgwick, Inc. First Lien Term Loan, 4.100%, (US0003M + 2.750%), 03/01/21	3,268,016	0.4
3,435,000	USI, Inc. 2017 Term Loan B, 4.350%, (US0003M + 3.000%), 05/16/24	3,431,421	0.4
1,566,588	VF Holding Corp Reprice Term Loan, 4.600%, (US0003M + 3.250%), 06/30/23	1,577,902	0.2
		56,498,597	6.8

	Leisure Good/Activities/Movies: 5.3%
7,256,250	24 Hour Fitness Worldwide, Inc. New Term Loan B, 5.085%, (US0003M + 3.750%), 05/28/21	7,267,497	0.9
1,715,000	ClubCorp Club Operations, Inc. 2017 Incremental Term Loan, 4.588%, (US0003M + 3.250%), 09/18/24	1,720,359	0.2
5,749,027	Delta 2 (LUX) S.a.r.l. USD Term Loan B3, 4.350%, (US0006M + 3.000%), 02/01/24	5,789,748	0.7
350,000	Equinox Holdings, Inc. 2017 Second Lien Term Loan, 8.350%, (US0003M + 7.000%), 09/06/24	362,033	0.0
4,179,000	Equinox Holdings, Inc. 2017 Term Loan B, 4.492%, (US0003M + 3.250%), 03/08/24	4,199,895	0.5
6,207,421	Fitness International, LLC Term Loan B, 4.850%, (US0003M + 3.250%), 07/01/20	6,305,703	0.8
EUR 1,010,000	Fugue Finance B.V. EUR Term Loan, 3.250%, (EUR003M + 3.250%), 06/27/24	1,212,242	0.2
EUR 1,000,000	International Park Holdings B.V. EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 06/30/24	1,186,322	0.1
1,735,650	Kingpin Intermediate Holdings LLC 2017 First Lien Term Loan B, 5.570%, (US0003M + 4.250%), 06/28/24	1,750,837	0.2
1,723,750	LTF Merger Sub, Inc. 2017 Term Loan B, 4.228%, (US0003M + 2.750%), 06/10/22	1,729,945	0.2
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Leisure Good/Activities/Movies: (continued)
EUR 1,323,019	NEP Europe Finco B.V. EUR Incremental Term Loan, 3.750%, (EUR003M + 3.500%), 01/03/24	$1,595,391	0.2
1,469,499	NEP/NCP Holdco, Inc. 2017 Second Lien Term Loan, 8.246%, (US0003M + 7.000%), 01/23/23	1,484,194	0.2
4,709,304	NEP/NCP Holdco, Inc. Incremental Term Loan, 4.600%, (US0003M + 3.250%), 07/21/22	4,729,907	0.6
947,028	SRAM, LLC 2017 Incremental Term Loan, 4.686%, (US0003M + 3.250%), 03/15/24	949,396	0.1
EUR 1,000,000	Stage Entertainment B.V. EUR Term Loan B, 4.000%, (EUR003M + 4.000%), 06/29/24	1,203,830	0.1
1,754,744	UFC Holdings, LLC First Lien Term Loan, 4.580%, (US0003M + 3.250%), 08/18/23	1,767,122	0.2
1,174,950	Winnebago Industries, Inc. Term Loan, 5.796%, (US0003M + 4.500%), 11/08/23	1,191,106	0.1
		44,445,527	5.3

	Lodging & Casinos: 6.0%
9,699,364	Amaya Holdings B.V. Repriced Term Loan B, 4.833%, (US0003M + 3.500%), 08/01/21	9,763,623	1.2
548,625	Belmond Interfin Ltd. Dollar Term Loan, 4.100%, (US0003M + 2.750%), 07/03/24	549,997	0.1
945,250	Caesars Growth Properties Holdings, LLC 2017 Term Loan, 4.100%, (US0003M + 2.750%), 05/08/21	945,939	0.1
7,860,000	Caesars Resort Collection, LLC 2017 First Lien Term Loan B, 4.237%, (US0003M + 2.750%), 09/27/24	7,902,248	0.9
1,035,000	CBAC Borrower, LLC 2017 Term Loan B, 5.350%, (US0003M + 4.000%), 06/28/24	1,046,644	0.1
2,718,188	CityCenter Holdings, LLC 2017 Term Loan B, 3.850%, (US0003M + 2.500%), 04/18/24	2,733,901	0.3
2,341,394	ESH Hospitality, Inc. 2017 Term Loan B, 3.600%, (US0003M + 2.250%), 08/30/23	2,349,931	0.3

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Lodging & Casinos: (continued)
2,638,388		Everi Payments Inc. Term Loan B, 4.978%, (US0003M + 3.500%), 05/09/24	$2,661,473	0.3
3,135,000		Golden Entertainment, Inc. 2017 First Lien Term Loan, 4.290%, (US0003M + 3.000%), 10/21/24	3,142,837	0.4
870,000		Golden Entertainment, Inc. 2017 Second Lien Term Loan, 8.487%, (US0003M + 7.000%), 10/20/25	876,525	0.1
3,393,448		La Quinta Intermediate Holdings LLC Term Loan B, 4.109%, (US0003M + 2.750%), 04/14/21	3,420,314	0.4
5,710,144		Scientific Games International, Inc. 2017 Term Loan B4, 4.657%, (US0003M + 3.250%), 08/14/24	5,771,259	0.7
5,761,487		Station Casinos LLC 2016 Term Loan B, 3.820%, (US0003M + 2.500%), 06/08/23	5,777,493	0.7
3,161,831		Twin River Management Group, Inc. Term Loan, 4.833%, (US0003M + 3.500%), 07/10/20	3,202,672	0.4
			50,144,856	6.0

		Nonferrous Metals/Minerals: 0.2%
1,950,000		Fairmount Santrol, Inc. 2017 Term Loan B, 7.377%, (US0003M + 6.000%), 11/01/22	1,955,790	0.2

		Oil & Gas: 2.0%
4,158,935		FTS International, Inc. New Term Loan B, 6.100%, (US0003M + 4.750%), 04/16/21	4,068,823	0.5
6,525,750	(2), (3)	HGIM Corp. Term Loan B, 5.987%, 06/18/20	2,365,584	0.3
893,007		Limetree Bay Terminals, LLC 2017 Term Loan B, 5.283%, (US0003M + 4.000%), 02/15/24	884,077	0.1
705,000		Medallion Midland Acquisition, LLC First Lien Term Loan, 4.562%, (US0003M + 3.250%), 10/30/24	708,084	0.1
4,226,433		MEG Energy Corp. 2017 Term Loan B, 4.833%, (US0003M + 3.500%), 12/31/23	4,236,340	0.5
1,478,342		Southcross Energy Partners, L.P. First Lien Term Loan, 5.583%, (US0003M + 4.250%), 08/04/21	1,458,015	0.1
Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Oil & Gas: (continued)
678,038		Summit Midstream Partners Holdings, LLC Term Loan B, 7.350%, (US0003M + 6.000%), 05/13/22	$690,468	0.1
2,480,000		Traverse Midstream Partners LLC 2017 Term Loan, 5.330%, (US0003M + 4.000%), 09/27/24	2,507,280	0.3
			16,918,671	2.0

		Publishing: 0.9%
1,444,404		McGraw-Hill Global Education Holdings, LLC 2016 Term Loan B, 5.350%, (US0003M + 4.000%), 05/04/22	1,448,918	0.2
3,171,951		Merrill Communications, LLC 2015 Term Loan, 6.630%, (US0003M + 5.250%), 06/01/22	3,203,670	0.4
2,950,510		Tribune Media Company Term Loan C, 4.350%, (US0003M + 3.000%), 01/27/24	2,960,344	0.3
236,728		Tribune Media Company Term Loan, 4.350%, (US0003M + 3.000%), 12/27/20	237,911	0.0
			7,850,843	0.9

		Radio & Television: 3.8%
2,759,150		Learfield Communications, LLC 2016 First Lien Term Loan, 4.600%, (US0003M + 3.250%), 12/01/23	2,771,795	0.3
3,285,875		CBS Radio Inc. Term Loan B, 4.738%, (US0003M + 3.500%), 10/06/23	3,293,022	0.4
4,788,591	(2)	Cumulus Media Holdings Inc. 2013 Term Loan, 4.600%, 12/23/20	4,175,053	0.5
2,220,000		Lions Gate Entertainment Corp. 2016 First Lien Term Loan, 4.350%, (US0003M + 3.000%), 12/08/23	2,224,624	0.3
412,997		Mission Broadcasting, Inc. 2017 Term Loan B2, 3.742%, (US0003M + 2.500%), 01/17/24	414,752	0.0
3,270,493		Nexstar Broadcasting, Inc. 2017 Term Loan B2, 3.742%, (US0003M + 2.500%), 01/17/24	3,284,393	0.4
2,410,000		Raycom TV Broadcasting, LLC 2017 Term Loan B, 4.078%, (US0003M + 2.750%), 08/23/24	2,431,839	0.3

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Radio & Television: (continued)
13,045,800	Univision Communications Inc. Term Loan C5, 4.100%, (US0003M + 2.750%), 03/15/24	$12,978,758	1.6
		31,574,236	3.8

	Retailers (Except Food & Drug): 7.9%
1,224,042	Abercrombie & Fitch Management Co. Term Loan B, 5.080%, (US0003M + 3.750%), 08/07/21	1,216,391	0.1
EUR 3,909,551	Action Nederland B.V. EUR Term Loan B, 3.250%, (EUR003M + 3.500%), 02/25/22	4,694,058	0.6
3,465,393	Ascena Retail Group, Inc. 2015 Term Loan B, 5.875%, (US0003M + 4.500%), 08/21/22	2,957,713	0.4
2,000,000	Bass Pro Group, LLC Term Loan B, 6.350%, (US0003M + 5.000%), 09/25/24	1,950,624	0.2
4,418,239	Belk, Inc. Term Loan B First Lien, 6.099%, (US0003M + 4.750%), 12/12/22	3,580,153	0.4
6,238,650	BJs Wholesale Club, Inc. 2017 First Lien Term Loan, 4.992%, (US0003M + 3.750%), 02/03/24	6,146,805	0.7
1,250,000	BJs Wholesale Club, Inc. 2017 Second Lien Term Loan, 8.742%, (US0003M + 7.500%), 02/03/25	1,218,229	0.1
3,895,433	General Nutrition Centers, Inc. New Term Loan, 5.750%, (PRIME + 1.500%), 03/04/19	3,730,344	0.5
5,482,286	Harbor Freight Tools USA, Inc. 2016 Term Loan B, 4.600%, (US0003M + 3.250%), 08/18/23	5,525,114	0.7
4,811,400	Jo-Ann Stores, Inc. 2016 Term Loan, 6.551%, (US0003M + 5.000%), 10/20/23	4,609,923	0.6
2,767,050	Leslies Poolmart, Inc. 2016 Term Loan, 5.064%, (US0003M + 3.750%), 08/16/23	2,773,968	0.3
4,843,739	Mens Wearhouse, Inc. (The) Term Loan B, 4.785%, (US0003M + 3.500%), 06/18/21	4,802,867	0.6
519,230	National Vision, Inc. First Lien Term Loan, 4.242%, (US0001M + 3.000%), 03/12/21	521,420	0.1
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Retailers (Except Food & Drug): (continued)
4,205,938	Neiman Marcus Group, Inc. (The) 2020 Term Loan B, 4.492%, (US0003M + 3.250%), 10/25/20	$3,438,644	0.4
3,146,859	Party City Holdings Inc. 2016 Term Loan, 4.433%, (US0003M + 3.000%), 08/19/22	3,153,005	0.4
5,698,500	Petco Animal Supplies, Inc. 2017 Term Loan B, 4.380%, (US0003M + 3.000%), 01/26/23	4,501,815	0.5
12,684,848	PetSmart, Inc., 4.340%, (US0003M + 3.000%), 03/11/22	10,922,187	1.3
		65,743,260	7.9

	Software: 0.6%
4,583,513	Almonde, Inc. - Term Loan B First Lien, 4.979%, (US0003M + 3.500%), 06/13/24	4,584,585	0.6

	Surface Transport: 1.3%
741,275	AI Mistral Holdco Limited 2017 Term Loan B, 4.350%, (US0003M + 3.000%), 03/09/24	738,959	0.1
4,775,000	Navistar International Corporation 2017 First Lien Term Loan B, 4.750%, (US0003M + 3.500%), 11/01/24	4,792,906	0.5
2,380,797	OSG Bulk Ships, Inc OBS Term Loan, 5.650%, (US0003M + 4.250%), 08/05/19	2,285,565	0.3
660,000	PODS, LLC 2017 Term Loan B, 4.487%, (US0003M + 3.000%), 11/21/24	663,988	0.1
2,532,357	XPO Logistics, Inc. 2017 Term Loan B, 3.599%, (US0003M + 2.250%), 11/01/21	2,546,925	0.3
		11,028,343	1.3

	Telecommunications: 9.5%
3,233,750	Altice Financing SA 2017 USD Term Loan B, 4.109%, (US0003M + 2.750%), 07/15/25	3,201,413	0.4
1,970,000	Altice Financing SA USD 2017 First Lien Term Loan, 4.237%, (US0003M + 2.750%), 01/05/26	1,944,883	0.2
3,315,988	Aricent Technologies First Lien Term Loan, 5.746%, (US0003M + 4.500%), 04/14/21	3,333,811	0.4

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Telecommunications: (continued)
705,000	Asurion LLC 2017 Second Lien Term Loan, 7.350%, (US0003M + 6.000%), 08/04/25	$724,828	0.1
6,513,059	Asurion LLC 2017 Term Loan B4, 4.100%, (US0003M + 2.750%), 08/04/22	6,549,695	0.8
5,773,765	Asurion LLC 2017 Term Loan B5, 4.350%, (US0003M + 3.000%), 11/03/23	5,805,728	0.7
5,895,000	Avaya, Inc. Exit Term Loan B, 6.237%, (US0003M + 4.750%), 11/08/24	5,824,997	0.7
5,920,000	CenturyLink, Inc. 2017 Term Loan B, 4.100%, (PRIME + 2.750%), 01/31/25	5,693,684	0.7
9,545,859	Communications Sales & Leasing, Inc. 2017 Term Loan B, 4.350%, (US0003M + 3.000%), 10/24/22	9,210,513	1.1
5,189,456	Consolidated Communications, Inc. 2016 Term Loan B, 4.350%, (US0003M + 3.000%), 10/04/23	5,120,265	0.6
554,243	Encompass Digital Media, Inc. First Lien Term Loan, 5.840%, (US0003M + 4.500%), 06/06/21	532,073	0.1
1,513,693	Global Tel*Link Corporation First Lien Term Loan, 5.333%, (US0003M + 4.000%), 05/23/20	1,531,668	0.2
1,700,000	Global Tel*Link Corporation Second Lien Term Loan, 9.083%, (US0003M + 7.750%), 11/23/20	1,702,125	0.2
3,446,927	Lumos Networks Operating Company First Lien Term Loan B, 4.987%, (US0003M + 3.250%), 10/16/24	3,453,390	0.4
1,133,073	Lumos Networks Operating Company MTN Topco Term Loan, 4.737%, (US0003M + 3.250%), 10/16/24	1,135,197	0.1
3,000,000	Numericable Group SA USD Term Loan B12, 4.349%, (US0003M + 3.000%), 01/31/26	2,952,501	0.3
2,110,000	Securus Technologies Holdings, Inc. 2017 First Lien Term Loan, 5.850%, (US0003M + 4.500%), 11/01/24	2,132,748	0.3
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Telecommunications: (continued)
5,129,225	Sprint Communications, Inc. First Lien Term Loan B, 3.875%, (US0003M + 2.500%), 02/02/24	$5,136,278	0.6
4,931,015	Syniverse Holdings, Inc. Term Loan, 4.242%, (US0003M + 3.000%), 04/23/19	4,861,676	0.6
3,531,150	U.S. Telepacific Corporation 2017 Term Loan B, 6.350%, (US0003M + 5.000%), 05/02/23	3,394,318	0.4
5,086,621	Windstream Corporation Repriced Term Loan B6, 5.270%, (US0003M + 4.000%), 03/29/21	4,763,620	0.6
		79,005,411	9.5

	Utilities: 4.1%
992,386	Calpine Corporation Term Loan B5, 4.090%, (US0003M + 2.750%), 01/15/24	994,315	0.1
2,949,962	Calpine Corporation Term Loan B6, 4.090%, (US0003M + 2.750%), 01/15/23	2,956,184	0.3
2,927,875	Dayton Power & Light Company (The) Term Loan B, 4.600%, (US0003M + 3.250%), 08/24/22	2,956,202	0.4
4,016,006	Dynegy Inc. 2017 Term Loan C, 4.600%, (US0003M + 3.250%), 02/07/24	4,042,371	0.5
1,411,070	EFS Cogen Holdings I LLC 2016 Term Loan B, 4.590%, (US0003M + 3.500%), 06/28/23	1,426,062	0.2
1,572,000	Entergy Rhode Island State Energy, L.P. Term Loan B, 6.100%, (US0003M + 4.750%), 12/17/22	1,587,720	0.2
2,222,084	Helix Gen Funding, LLC Term Loan B, 5.083%, (US0003M + 3.750%), 06/02/24	2,239,907	0.3
2,394,875	Longview Power LLC Term Loan B, 7.390%, (US0003M + 6.000%), 04/13/21	1,616,541	0.2
1,465,721	Meter Readings Holding, LLC 2016 Term Loan B, 7.229%, (US0003M + 5.750%), 08/29/23	1,491,371	0.2
2,336,400	Middle River Power LLC Term Loan B, 8.333%, (US0003M + 7.000%), 10/18/22	2,161,170	0.3

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Utilities: (continued)
1,172,063	Nautilus Power, LLC Term Loan B, 5.600%, (US0003M + 4.250%), 05/16/24	$1,183,783	0.1
1,893,063	Southeast PowerGen, LLC Term Loan B, 4.840%, (US0003M + 3.500%), 12/02/21	1,765,281	0.2
5,253,161	TEX Operations Co. LLC Exit Term Loan B, 4.096%, (US0003M + 2.750%), 08/04/23	5,282,710	0.6
1,207,143	TEX Operations Co. LLC Exit Term Loan C, 4.084%, (US0003M + 2.750%), 08/04/23	1,213,933	0.1
3,294,054	TPF II Power, LLC Term Loan B, 5.100%, (US0003M + 3.750%), 10/02/23	3,326,995	0.4
		34,244,545	4.1

	Total Senior Loans
	(Cost $1,205,363,315)	1,194,244,722	142.9

Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 0.2%
60,946	(3)	Everyware Global, Inc.	457,095	0.0
178,416	(3)	Cengage Learning Holdings II L.P.	1,329,199	0.2
205,396	(3)	Longview Power LLC	41,079	0.0
75,853	(3)	Millennium Health, LLC	21,315	0.0
–	(3),(4)	Millennium Health, LLC Corporate Claims Trust	–	0.0
209,262	(3),(4)	Nelson Education Ltd.	–	0.0
925,383	(3),(4)	Nelson Education Ltd. Preferred Class A	–	0.0
407	(3)	Southcross Holdings GP LLC	–	0.0
407	(3)	Southcross Holdings LP Class A	181,794	0.0
	Total Equities and Other Assets
	(Cost $9,241,741)		2,030,482	0.2

	Total Investments (Cost $1,214,605,056)		$1,196,275,204	143.1
	Liabilities in Excess of Other Assets		(360,314,935)	(43.1)
	Net Assets		$835,960,269	100.0

*	Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.
†	Unless otherwise indicated, principal amount is shown in USD.
(1)	All or a portion of this holding is subject to unfunded loan commitments. Please refer to Note X for additional details.
(2)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.
(3)	Non-income producing security.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

Reference Rate Abbreviations:
EUR003M	-	3-month EURIBOR
EUR006M	-	6-month EURIBOR
PRIME	-	Federal Reserve Bank Prime Loan Rate
US0001M	-	1-month LIBOR
US0003M	-	3-month LIBOR
US0006M	-	6-month LIBOR

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2017
Asset Table
Investments, at fair value
Senior Loans	$–	$1,194,244,722	$–	$1,194,244,722
Equities and Other Assets	–	2,030,482	–	2,030,482
Total Investments, at fair value	$–	$1,196,275,204	$–	$1,196,275,204
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(569,388)	$–	$(569,388)
Total Liabilities	$–	$(569,388)	$–	$(569,388)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and include open forward foreign currency contracts which are fair valued at the unrealized gain (loss) on the instrument.

At November 30, 2017, the following forward foreign currency contracts were outstanding for Voya Prime Rate Trust:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 50,546,968	EUR 42,900,000	State Street Bank & Trust Co.	12/20/17	$(569,388)
				$(569,388)

Currency Abbreviations
EUR	-	EU Euro
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2017 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value

Liability Derivatives

Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$569,388
Total Liability Derivatives		$569,388

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited) (Continued)

The effect of derivative instruments on the Trust's Statement of Operations for the period ended November 30, 2017 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Foreign currency related
Derivatives not accounted for as hedging instruments	transactions*

Foreign exchange contracts	$(2,862,838)
Total	$(2,862,838)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Foreign currency related
Derivatives not accounted for as hedging instruments	transactions*

Foreign exchange contracts	$(561,652)
Total	$(561,652)

* Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at November 30, 2017:

State Street Bank and Trust Co.
Liabilities:
Forward foreign currency contracts	$569,388
Total Liabilities	$569,388

Net OTC derivative instruments by counterparty, at fair value	$(569,388)

Total collateral pledged by the Trust/(Received from counterparty)	$–

Net Exposure(1)	$(569,388)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Trust. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At November 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,214,664,695.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$9,817,019
Gross Unrealized Depreciation	(28,803,296)
Net Unrealized Depreciation	$(18,986,277)

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N- Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Prime Rate Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 26, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 26, 2018